Lease (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)
Lease
Operating lease right-of-use assets	¥ 95,609	¥ 120,140	$ 15,003
Operating lease liability	105,885	132,512
Cash payments for operating leases	44,072	41,960
ROU assets obtained in exchange for operating lease liabilities	¥ 9,137	¥ 7,428
Weighted-average remaining lease term	2 years 5 months 1 day	3 years 4 months 13 days	2 years 5 months 1 day
Weighted-average discount rate	5.90%	5.96%	5.90%
Operating lease cost	¥ 41,976	¥ 40,432
Short-term lease cost	7,929	¥ 6,586
Right of use assets in relation to early terminated lease	¥ 0